UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 101.7%

	(000.000.000.000	(000.000.000.000
Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co. (The)	31,022	$2,307,106
General Dynamics Corp.	24,734	1,814,981
Honeywell International, Inc.	77,664	4,741,387
Northrop Grumman Corp.	44,683	2,729,238
Rockwell Collins, Inc.	57,076	3,285,294
Textron, Inc.	31,025	863,426

		$15,741,432

Air Freight & Logistics — 0.3%
FedEx Corp.	25,782	$2,370,913

		$2,370,913

Airlines — 0.1%
Southwest Airlines Co.	125,240	$1,031,978

		$1,031,978

Auto Components — 0.4%
Dana Holding Corp.	77,289	$1,197,980
Johnson Controls, Inc.	71,926	2,336,156
Lear Corp.	5,690	264,528

		$3,798,664

Automobiles — 0.1%
Ford Motor Co.	50,870	$635,366

		$635,366

Beverages — 1.6%
Coca-Cola Co. (The)	121,649	$9,003,243
Coca-Cola Enterprises, Inc.	38,080	1,089,088
PepsiCo, Inc.	62,724	4,161,737

		$14,254,068

Biotechnology — 3.4%
Amgen, Inc.	102,874	$6,994,403
Biogen Idec, Inc.(1)	43,516	5,481,711
BioMarin Pharmaceutical, Inc.(1)	23,822	815,903
Celgene Corp.(1)	116,678	9,044,879
Gilead Sciences, Inc.(1)	169,625	8,286,181
Onyx Pharmaceuticals, Inc.(1)	18,445	695,008
Regeneron Pharmaceuticals, Inc.(1)	1,682	196,155

		$31,514,240

Capital Markets — 1.9%
Affiliated Managers Group, Inc.(1)	12,769	$1,427,702
Franklin Resources, Inc.	16,853	2,090,278
Goldman Sachs Group, Inc. (The)	23,436	2,914,735
Greenhill & Co., Inc.	17,184	749,910
Invesco, Ltd.	78,614	2,096,635
Morgan Stanley	75,054	1,474,060
Northern Trust Corp.	49,066	2,328,182
State Street Corp.	48,378	2,201,199
T. Rowe Price Group, Inc.	34,640	2,261,992

		$17,544,693

	(000.000.000.000	(000.000.000.000
Security	Shares	Value
Chemicals — 1.3%
Air Products and Chemicals, Inc.	42,810	$3,929,958
Celanese Corp., Series A	16,343	754,720
E.I. Du Pont de Nemours & Co.	63,024	3,333,969
PPG Industries, Inc.	41,446	3,970,527

		$11,989,174

Commercial Banks — 2.6%
Banco Santander Central Hispano SA ADR	79,716	$611,422
Fifth Third Bancorp	100,126	1,406,770
First Horizon National Corp.	66,113	686,253
First Republic Bank(1)	21,771	717,137
Huntington Bancshares, Inc.	179,679	1,158,929
KeyCorp	143,582	1,220,447
Regions Financial Corp.	757,705	4,993,276
Royal Bank of Canada	38,716	2,247,464
SunTrust Banks, Inc.	49,905	1,206,204
Toronto-Dominion Bank (The)	21,736	1,846,473
U.S. Bancorp	78,667	2,492,170
Wells Fargo & Co.	163,476	5,581,071

		$24,167,616

Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	31,690	$954,819
Waste Management, Inc.	75,356	2,634,446

		$3,589,265

Communications Equipment — 5.1%
Brocade Communications Systems, Inc.(1)	321,783	$1,850,252
Cisco Systems, Inc.	799,620	16,911,963
Harris Corp.	12,438	560,705
JDS Uniphase Corp.(1)	57,919	839,247
Juniper Networks, Inc.(1)	55,707	1,274,576
QUALCOMM, Inc.	380,412	25,875,624

		$47,312,367

Computers & Peripherals — 12.8%
Apple, Inc.(1)	169,156	$101,403,947
Dell, Inc.(1)	412,055	6,840,113
EMC Corp.(1)	161,361	4,821,467
Hewlett-Packard Co.	189,438	4,514,308
Lexmark International, Inc., Class A	15,354	510,367

		$118,090,202

Construction & Engineering — 0.1%
Fluor Corp.	18,843	$1,131,334

		$1,131,334

Consumer Finance — 1.0%
American Express Co.	79,374	$4,592,580
Capital One Financial Corp.	10,757	599,595
Discover Financial Services	116,006	3,867,640

		$9,059,815

Containers & Packaging — 0.1%
Owens-Illinois, Inc.(1)	36,491	$851,700

		$851,700

Distributors — 0.1%
Genuine Parts Co.	19,047	$1,195,199

		$1,195,199

	(000.000.000.000	(000.000.000.000
Security	Shares	Value
Diversified Financial Services — 1.3%
CME Group, Inc.	7,734	$2,237,678
JPMorgan Chase & Co.	151,347	6,958,935
Moody’s Corp.	58,952	2,481,879

		$11,678,492

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	278,014	$8,682,377
Verizon Communications, Inc.	148,609	5,681,322

		$14,363,699

Electric Utilities — 0.7%
American Electric Power Co., Inc.	39,722	$1,532,475
Duke Energy Corp.	104,748	2,200,755
Edison International	62,309	2,648,756

		$6,381,986

Electrical Equipment — 0.5%
Cooper Industries PLC, Class A	9,642	$616,606
Emerson Electric Co.	78,984	4,121,385

		$4,737,991

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	12,338	$737,442
TE Connectivity, Ltd.	23,806	874,871

		$1,612,313

Energy Equipment & Services — 0.9%
Halliburton Co.	104,167	$3,457,303
Schlumberger, Ltd.	68,972	4,823,212

		$8,280,515

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	138,327	$6,197,050
Kroger Co. (The)	50,910	1,233,549
Safeway, Inc.	73,801	1,491,518
Wal-Mart Stores, Inc.	114,774	7,024,169

		$15,946,286

Food Products — 0.9%
ConAgra Foods, Inc.	139,244	$3,656,547
Green Mountain Coffee Roasters, Inc.(1)	30,433	1,425,482
H.J. Heinz Co.	41,807	2,238,765
Hershey Co. (The)	17,810	1,092,287

		$8,413,081

Gas Utilities — 0.0%(2)
AGL Resources, Inc.	2,729	$107,031

		$107,031

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	48,119	$2,876,554
Covidien PLC	25,801	1,410,799
Edwards Lifesciences Corp.(1)	11,063	804,612
Intuitive Surgical, Inc.(1)	12,611	6,832,009
Stryker Corp.	35,313	1,959,165

		$13,883,139

	(000.000.000.000	(000.000.000.000
Security	Shares	Value
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	66,130	$2,624,038
Cigna Corp.	36,534	1,799,299
DaVita, Inc.(1)	7,275	655,987
Fresenius Medical Care AG & Co. KGaA ADR	27,051	1,911,153
HCA Holdings, Inc.	1	25
LifePoint Hospitals, Inc.(1)	43,020	1,696,709
Lincare Holdings, Inc.	21,879	566,228
McKesson Corp.	7,813	685,747
Quest Diagnostics, Inc.	19,665	1,202,515
UnitedHealth Group, Inc.	79,007	4,656,673

		$15,798,374

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	50,619	$840,275

		$840,275

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	89,081	$2,857,718
International Game Technology	56,626	950,751
Marriott International, Inc., Class A	92,128	3,487,045
Marriott Vacations Worldwide Corp.(1)	10,303	293,738
McDonald’s Corp.	73,784	7,238,210
Starwood Hotels & Resorts Worldwide, Inc.	39,775	2,243,708
Yum! Brands, Inc.	80,115	5,702,586

		$22,773,756

Household Durables — 0.2%
Whirlpool Corp.	29,270	$2,249,692

		$2,249,692

Household Products — 0.9%
Clorox Co. (The)	41,339	$2,842,056
Colgate-Palmolive Co.	15,796	1,544,533
Procter & Gamble Co.	54,796	3,682,839

		$8,069,428

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(1)	119,531	$1,562,270

		$1,562,270

Industrial Conglomerates — 1.2%
3M Co.	37,754	$3,368,034
General Electric Co.	376,600	7,558,362

		$10,926,396

Insurance — 2.0%
ACE, Ltd.	35,393	$2,590,768
Aflac, Inc.	17,703	814,161
American International Group, Inc.(1)	41,406	1,276,547
Aon Corp.	6,626	325,071
Arthur J. Gallagher & Co.	57,247	2,046,008
Berkshire Hathaway, Inc., Class B(1)	19,434	1,577,069
Genworth Financial, Inc., Class A(1)	74,552	620,273
Hartford Financial Services Group, Inc.	25,311	533,556
Marsh & McLennan Cos., Inc.	83,378	2,733,965
Travelers Companies, Inc. (The)	59,566	3,526,307
Unum Group	81,297	1,990,150
Willis Group Holdings PLC	14,526	508,119

		$18,541,994

	(000.000.000.000	(000.000.000.000
Security	Shares	Value
Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(1)	77,733	$15,741,710
Shutterfly, Inc.(1)	10,000	313,300

		$16,055,010

Internet Software & Services — 4.7%
eBay, Inc.(1)	206,417	$7,614,723
Google, Inc., Class A(1)	49,739	31,894,636
VeriSign, Inc.	107,988	4,140,260

		$43,649,619

IT Services — 2.7%
Alliance Data Systems Corp.(1)	7,945	$1,000,752
Cognizant Technology Solutions Corp., Class A(1)	97,645	7,513,783
Fidelity National Information Services, Inc.	79,262	2,625,157
International Business Machines Corp.	49,724	10,374,913
MasterCard, Inc., Class A	3,808	1,601,416
Visa, Inc., Class A	16,517	1,949,006

		$25,065,027

Life Sciences Tools & Services — 0.1%
Bruker Corp.(1)	15,000	$229,650
PerkinElmer, Inc.	23,065	637,978

		$867,628

Machinery — 2.1%
Caterpillar, Inc.	40,176	$4,279,548
Dover Corp.	40,339	2,538,937
Eaton Corp.	53,938	2,687,731
Ingersoll-Rand PLC	31,550	1,304,592
Parker Hannifin Corp.	34,400	2,908,520
Stanley Black & Decker, Inc.	54,390	4,185,854
Titan International, Inc.	40,134	949,169

		$18,854,351

Marine — 0.1%
Kirby Corp.(1)	17,666	$1,162,246

		$1,162,246

Media — 4.2%
CBS Corp., Class B	151,072	$5,122,852
Comcast Corp., Class A	520,426	15,617,984
DIRECTV, Class A(1)	34,391	1,696,852
McGraw-Hill Cos., Inc. (The)	61,443	2,978,142
Omnicom Group, Inc.	65,134	3,299,037
Walt Disney Co. (The)	229,137	10,031,618

		$38,746,485

Metals & Mining — 0.7%
AK Steel Holding Corp.	52,106	$393,921
BHP Billiton, Ltd. ADR	25,690	1,859,956
Cliffs Natural Resources, Inc.	7,966	551,725
Freeport-McMoRan Copper & Gold, Inc.	33,573	1,277,117
Newmont Mining Corp.	32,920	1,687,809
Nucor Corp.	23,005	988,065

		$6,758,593

Multi-Utilities — 1.0%
CMS Energy Corp.	217,119	$4,776,618
Public Service Enterprise Group, Inc.	145,820	4,463,550

		$9,240,168

	(000.000.000.000	(000.000.000.000
Security	Shares	Value
Multiline Retail — 1.5%
Kohl’s Corp.	18,342	$917,650
Macy’s, Inc.	154,364	6,132,882
Nordstrom, Inc.	28,152	1,568,629
Target Corp.	94,476	5,505,117

		$14,124,278

Oil, Gas & Consumable Fuels — 6.2%
Alpha Natural Resources, Inc.(1)	29,889	$454,612
Apache Corp.	14,136	1,419,820
Chevron Corp.	106,575	11,429,103
ConocoPhillips	114,202	8,680,494
Denbury Resources, Inc.(1)	31,083	566,643
EOG Resources, Inc.	18,166	2,018,243
Exxon Mobil Corp.	207,140	17,965,252
Hess Corp.	39,495	2,328,230
Occidental Petroleum Corp.	54,596	5,199,177
Patriot Coal Corp.(1)	24,299	151,626
Peabody Energy Corp.	36,462	1,055,939
Suncor Energy, Inc.	33,674	1,101,140
Williams Cos., Inc.	124,031	3,821,395
WPX Energy, Inc.(1)	41,343	744,587

		$56,936,261

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	56,858	$1,796,144

		$1,796,144

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	77,774	$4,817,322

		$4,817,322

Pharmaceuticals — 4.3%
Abbott Laboratories	111,733	$6,848,115
Bristol-Myers Squibb Co.	172,466	5,820,727
Eli Lilly & Co.	31,684	1,275,915
Johnson & Johnson	113,779	7,504,863
Merck & Co., Inc.	158,250	6,076,800
Pfizer, Inc.	396,195	8,977,779
Sanofi SA ADR	13,288	514,910
Shire PLC ADR	26,421	2,503,390

		$39,522,499

Professional Services — 0.4%
Equifax, Inc.	17,082	$756,050
Robert Half International, Inc.	86,521	2,621,586

		$3,377,636

Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	21,743	$1,370,244
Apartment Investment & Management Co., Class A	35,696	942,731
AvalonBay Communities, Inc.	2,209	312,242
Host Hotels & Resorts, Inc.	28,981	475,868
Plum Creek Timber Co., Inc.	14,401	598,506
Simon Property Group, Inc.	39,276	5,721,728

		$9,421,319

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	37,957	$757,622

		$757,622

	(000.000.000.000	(000.000.000.000
Security	Shares	Value
Road & Rail — 0.6%
CSX Corp.	34,587	$744,312
Kansas City Southern(1)	15,641	1,121,303
Norfolk Southern Corp.	17,633	1,160,780
Ryder System, Inc.	12,392	654,298
Union Pacific Corp.	20,249	2,176,363

		$5,857,056

Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	56,522	$2,283,489
ASML Holding NV ADR	34,278	1,718,699
Cirrus Logic, Inc.(1)	122,339	2,911,668
Cypress Semiconductor Corp.(1)	158,478	2,477,011
Intel Corp.	982,102	27,606,887
NXP Semiconductors NV(1)	14,000	372,540
ON Semiconductor Corp.(1)	149,333	1,345,491
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	95,083	1,452,868
Tessera Technologies, Inc.(1)	50,120	864,570
Texas Instruments, Inc.	83,433	2,804,183

		$43,837,406

Software — 9.6%
Check Point Software Technologies, Ltd.(1)	69,443	$4,433,241
Compuware Corp.(1)	97,123	892,561
Concur Technologies, Inc.(1)	54,469	3,125,431
Electronic Arts, Inc.(1)	127,842	2,106,836
Microsoft Corp.	1,530,973	49,373,879
Nuance Communications, Inc.(1)	43,800	1,120,404
Oracle Corp.	682,212	19,893,302
Red Hat, Inc.(1)	57,959	3,471,165
Symantec Corp.(1)	187,979	3,515,207
TiVo, Inc.(1)	42,923	514,647

		$88,446,673

Specialty Retail — 1.3%
Advance Auto Parts, Inc.	40,120	$3,553,428
Best Buy Co., Inc.	36,266	858,779
Gap, Inc. (The)	81,861	2,139,847
Home Depot, Inc. (The)	58,008	2,918,383
Tiffany & Co.	39,926	2,760,084

		$12,230,521

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	36,816	$3,992,327

		$3,992,327

Thrifts & Mortgage Finance — 0.2%
BankUnited, Inc.	21,449	$536,225
Hudson City Bancorp, Inc.	180,579	1,320,033

		$1,856,258

Tobacco — 1.3%
Altria Group, Inc.	62,538	$1,930,548
Philip Morris International, Inc.	113,441	10,052,007

		$11,982,555

Trading Companies & Distributors — 0.7%
Fastenal Co.	111,850	$6,051,085

		$6,051,085

	(000.000.000.000	(000.000.000.000
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., Class B	34,594	$1,373,382

		$1,373,382

Total Common Stocks — 101.7% (identified cost $554,049,862)		$937,224,215

Call Options Written — (1.7)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	1,290	$2,725	4/21/12	$(7,398,150)
S&P 500 Index	1,730	1,395	4/21/12	(4,307,700)
S&P 500 Index	1,920	1,400	4/21/12	(4,137,600)

Total Call Options Written (premiums received $14,589,338)				$(15,843,450)

Other Assets, Less Liabilities — 0.0%(2)				$498,040

Net Assets — 100.0%				$921,878,805

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$554,034,478

Gross unrealized appreciation	$384,313,484
Gross unrealized depreciation	(1,123,747)

Net unrealized appreciation	$383,189,737

Written call options activity for the fiscal year to date ended March 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,360	$15,986,915
Options written	15,830	44,555,776
Options terminated in closing purchase transactions	(16,250)	(45,953,353)

Outstanding, end of period	4,940	$14,589,338

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $15,843,450.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$937,224,215 *	$—	$—	$937,224,215
Total Investments	$937,224,215	$—	$—	$937,224,215

Liability Description
Call Options Written	$(15,843,450)	$—	$—	$(15,843,450)
Total	$(15,843,450)	$—	$—	$(15,843,450)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012